Financial Expenses and Income - Summary of Analysis of Financial Income and Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Detailed Information About Finance Income Expense [abstract]
Cost of debt	€ (396)	€ (326)		€ (310)
Interest income	123	89		73
Cost of net debt	(273)	(237)		(237)
Non-operating foreign exchange gains/(losses)	6	(5)		(2)
Unwinding of discounting of provisions	(24)	(33)		(33)
Net interest cost related to employee benefits	(75)	(92)		(114)
Gains/(losses) on disposals of financial assets	63	96		36
Impairment losses on financial assets, net of reversals		(7)		(487)
Other	32	5		(19)
Net financial income/(expenses)	(271)	(273)		(856)
Comprising: financial expenses	(435)	(420)	[1]	(924)	[1]
Comprising: financial income	€ 164	€ 147	[1]	€ 68	[1]

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).